CONCENTRATIONS OF RISK	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Risks and Uncertainties [Abstract]
CONCENTRATIONS OF RISK

NOTE－20 CONCENTRATIONS OF RISK

The Company is exposed to the following concentrations of risk:

(a) Major customers

For the three and nine months period ended September 30, 2025 and 2024, the customers who accounted for 10% or more of the Company’s revenues and its outstanding receivable balances at year-end dates, are presented as follows:

	Three Months Ended September 30, 2025		September 30, 2025
Customer	Revenues	Percentage of revenues	Accounts receivable
Customer A	$212,210	15.37%	$97,371
Customer B	$424,123	30.73%	$—

	Nine Months Ended September 30, 2025		September 30, 2025
Customer	Revenues	Percentage of revenues	Accounts receivable
Customer A	$1,284,480	23.98%	$97,371
Customer B	$939,844	17.55%	$—

	Three Months Ended September 30, 2024		September 30, 2024
Customer	Revenues	Percentage of revenues	Accounts receivable
Customer A	$809,603	48.31%	$277,436

	Nine Months Ended September 30, 2024		September 30, 2024
Customer	Revenues	Percentage of revenues	Accounts receivable
Customer A	$2,679,083	51.19%	$277,436

(b) Major vendors

For the three and nine months period ended September 30, 2025 and 2024, the vendors who accounts for 10% or more of the Company’s cost of sales and its outstanding payable balance as at year-end date, are presented as follows:

	Three Months ended September 30, 2025		September 30, 2025
Vendors	Purchases	Percentage of purchases	Accounts payable
Vendor A	$29,697	6.02%	$3,674
Vendor B	$76,847	15.59%	$19,333

	Nine Months ended September 30, 2025		September 30, 2025
Vendors	Purchases	Percentage of purchases	Accounts payable
Vendor A	$287,366	11.10%	$3,674
Vendor B	$278,464	10.75%	$19,333

	Three Months ended September 30, 2024		September 30, 2024
Vendors	Purchases	Percentage of purchases	Accounts payable
Vendor A	$281,220	21.46%	$108,947

	Nine Months ended September 30, 2024		September 30, 2024
Vendors	Purchases	Percentage of purchases	Accounts payable
Vendor A	$802,420	20.52%	$108,947

(c) Credit risk

Financial instruments that are potentially subject to credit risk consist principally of trade receivables. The Company believes the concentration of credit risk in its trade receivables is substantially mitigated by its ongoing credit evaluation process and relatively short collection terms. The Company does not generally require collateral from customers. The Company evaluates the need for an allowance for doubtful accounts based upon factors affecting the credit risk of specific customers, historical trends and other information.

(d) Exchange rate risk

The reporting currency of the Company is US$, to date the majority of the revenues and costs are denominated in VND, SGD, PHP, INR, IDR, MYR, THB, HKD and CNY and a significant portion of the assets and liabilities are denominated in VND, SGD, INR, IDR, MYR, THB, HKD and CNY. As a result, the Company is exposed to foreign exchange risk as its revenues and results of operations may be affected by fluctuations in the exchange rate between US$ and VND, SGD, PHP, INR, IDR, MYR, THB, HKD and CNY. If VND, SGD, PHP, INR, IDR, MYR, THB, HKD and CNY depreciate against US$, the value of VND, SGD, PHP, INR, IDR, MYR, THB, HKD and CNY revenues and assets as expressed in US$ financial statements will decline. The Company does not hold any derivative or other financial instruments that expose to substantial market risk.

(e) Economic and political risks

The Company’s operations are conducted in the Republic of Vietnam. Accordingly, the Company’s business, financial condition and results of operations may be influenced by the political, economic and legal environment in the Vietnam, and by the general state of the Vietnam economy.

The Company’s operations in the Vietnam and India are subject to special considerations and significant risks not typically associated with companies in North America and Western Europe. These include risks associated with, among others, the political, economic and legal environment and foreign currency exchange. The Company’s results may be adversely affected by changes in the political and social conditions in Vietnam and India, and by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion, remittances abroad, and rates and methods of taxation.

NOTE－ 20 CONCENTRATIONS OF RISK

The Company is exposed to the following concentrations of risk:

(a) Major customers

For the years ended December 31, 2024 and 2023, the customers who accounted for 10% or more of the Company’s revenues and its outstanding receivable balances at year-end dates, are presented as follows:

	Year ended December 31, 2024		December 31, 2024
Customer	Revenues	Percentage of revenues	Accounts receivable
Customer A	$3,506,052	49.34%	$253,373

	Year ended December 31, 2023		December 31, 2023
Customer	Revenues	Percentage of revenues	Accounts receivable
Customer A	$3,936,733	48.18%	$340,424

(b) Major vendors

For the years ended December 31, 2024 and 2023, the vendors who accounts for 10% or more of the Company’s cost of sales and its outstanding payable balance as at year-end date, are presented as follows:

	Year ended December 31, 2024		December 31, 2024
Vendors	Purchases	Percentage of purchases	Accounts payable
Vendor A	$1,018,846	19.43%	$85,745

	Year ended December 31, 2023		December 31, 2023
Vendors	Purchases	Percentage of purchases	Accounts payable
Vendor A	$1,027,237	18.02%	$111,447

(c) Credit risk

Financial instruments that are potentially subject to credit risk consist principally of trade receivables. The Company believes the concentration of credit risk in its trade receivables is substantially mitigated by its ongoing credit evaluation process and relatively short collection terms. The Company does not generally require collateral from customers. The Company evaluates the need for an allowance for doubtful accounts based upon factors affecting the credit risk of specific customers, historical trends and other information.

(d) Exchange rate risk

The reporting currency of the Company is US$, to date the majority of the revenues and costs are denominated in VND, SGD, PHP, INR, IDR, MYR and THB and a significant portion of the assets and liabilities are denominated in VND, SGD, INR, IDR, MYR and THB. As a result, the Company is exposed to foreign exchange risk as its revenues and results of operations may be affected by fluctuations in the exchange rate between US$ and VND, SGD, PHP, INR, IDR, MYR and THB. If VND, SGD, PHP, INR, IDR, MYR and THB depreciate against US$, the value of VND, SGD, PHP, INR IDR, MYR and THB revenues and assets as expressed in US$ financial statements will decline. The Company does not hold any derivative or other financial instruments that expose to substantial market risk.

(e) Economic and political risks

The Company’s operations are conducted in the Republic of Vietnam. Accordingly, the Company’s business, financial condition and results of operations may be influenced by the political, economic and legal environment in the Vietnam, and by the general state of the Vietnam economy.

The Company’s operations in the Vietnam and India are subject to special considerations and significant risks not typically associated with companies in North America and Western Europe. These include risks associated with, among others, the political, economic and legal environment and foreign currency exchange. The Company’s results may be adversely affected by changes in the political and social conditions in Vietnam and India, and by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion, remittances abroad, and rates and methods of taxation.